Document and Entity Information	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	001-09533
Entity Registrant Name	WORLD KINECT CORPORATION
Entity Central Index Key	0000789460
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2459427
Entity Address, Address Line One	9800 N.W. 41st Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	428-8000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WKC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	World Fuel Services Corporation